Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2020
Entity Registrant Name	AlphaMark Investment Trust
Entity Central Index Key	0001438681
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 21, 2020
Document Effective Date	Dec. 21, 2020
Prospectus Date	Dec. 21, 2020